ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net cash used in operating activities	$ (19,673)	$ (19,633)	$ (30,294)
Cash flows from investing activities
Purchase of other long-term investments	(4,108)	(7,129)	(1,000)
Investment in an equity investee		(412)	(566)
(Purchase)/redemption of time deposits	(11,039)	321	(410)
Net cash provided by/(used in) investing activities	(22,390)	(27,693)	6,762
Cash flows from financing activities
Proceeds from exercise of share options	661	1,305	315
Proceeds from issuance of convertible notes, net of transaction expenses		19,184	30,000
Redemption of convertible notes		(15,196)	(11,265)
Repurchase of ordinary shares	(10,687)	(5,677)	(4,414)
Purchase of interests in subsidiaries from non-controlling interests		(7,003)
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.	17,010
Net cash provided by financing activities	24,743	79,983	44,804
Net increase/(decrease) in cash and cash equivalents and restricted cash	(17,320)	32,657	21,272
Parent Company | Reportable legal entities
Cash flows from operating activities
Net cash used in operating activities	(3,217)	(3,461)	(4,252)
Cash flows from investing activities
Purchase of other long-term investments		(19)	(1,000)
Investment in an equity investee		(412)	(566)
(Purchase)/redemption of time deposits	46	255	(301)
Capital contribution to subsidiaries	(53)	(77,655)	(19,129)
Refund from subsidiaries of capital contribution			33,127
Acquisition of subsidiaries	(4,982)	(959)
Net cash provided by/(used in) investing activities	(4,989)	(78,790)	12,131
Cash flows from financing activities
Proceeds from issuance of shares upon private placements and follow on offering		71,917
Proceeds from exercise of share options	661	1,305	315
Proceeds from issuance of convertible notes, net of transaction expenses		19,184	28,742
Redemption of convertible notes		(15,196)	(11,265)
Repurchase of ordinary shares	(10,687)	(5,677)	(4,414)
Purchase of interests in subsidiaries from non-controlling interests		(7,003)
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.	17,010
Net cash provided by financing activities	6,984	64,530	13,378
Net increase/(decrease) in cash and cash equivalents and restricted cash	$ (1,222)	$ (17,721)	$ 21,257